SHARE-BASED COMPENSATION EXPENSE (Details Narrative) - 2018 Long Term Incentive Plan [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance			5,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 12.8	$ 11.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 10 months 24 days	2 years
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based and vest ratably period			1 year
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based and vest ratably period			3 years